UMB FUND SERVICES, INC.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000

November 7, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

               Re:UMB Scout Funds (File Nos. 333-96461; 811-9813)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the above registered management investment company that the forms of Prospectuses offering only the (i) Investor Class shares of the UMB Scout Money Market Fund - Federal Portfolio, the UMB Scout Money Market Fund - Prime Portfolio and the UMB Scout Tax-Free Money Market Fund (the "Money Market Funds") and (ii) Service Class shares of the Money Market Funds that would have been filed under Rule 497(c) do not differ from that contained in the Registration Statement on Form N-1A which was filed with the Commission on October 26, 2007.

In a separate transmittal we will be filing pursuant to Rule 497(c) under the 1933 Act, the (i) definitive form of UMB Scout Funds Prospectus offering the UMB Scout Stock, Growth, Mid Cap, Small Cap, International and Bond Funds and the Investor Class shares of the Money Market Funds dated October 31, 2007 and (ii) definitive form of Statement of Additional Information for the UMB Scout Funds dated October 31, 2007.

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Jason Bartel

Senior Counsel